[LOGO OMITTED]
                                       FMA
                                    ---------
                                    FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES

                   ---------------------------------------------
                           FMA SMALL COMPANY PORTFOLIO
                   ---------------------------------------------
                         THE ADVISORS' INNER CIRCLE FUND

                                  ANNUAL REPORT
                                October 31, 2002

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .......................................................   1
Statement of Net Assets ....................................................   4
Statement of Operations ....................................................   9
Statement of Changes in Net Assets .........................................  10
Financial Highlights .......................................................  11
Notes to Financial Statements ..............................................  12
Report of Independent Accountants ..........................................  17
Trustees of The Advisors' Inner Circle Fund ................................  18
Shareholder Voting Results .................................................  26
Notice to Shareholders .....................................................  27
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
November 14, 2002

Dear Shareholders:

While economic growth rebounded in fiscal 2002 from its recessionary levels, the rebound has been relatively subdued and somewhat limited in scope. While the consumer has continued to support the economy, the lack of capital investment by corporations has caused what many hope to be a temporary soft spot within the economic recovery. Reflecting this environment, index returns within both the small cap and large cap markets were negative with the Russell 2000 Index declining 11.57% and the S&P 500 Index dropping 15.11% for the year ended
October 31, 2002. The FMA Small Company Portfolio significantly outperformed both indices falling just 2.34% for the year.

Contributing to the Portfolio's outperformance compared to the Russell 2000 Index was its underweighted position in the technology and healthcare sectors, which were the poorest performing sectors of the market in the year ended October 31, 2002. In addition, excellent stock selection within both sectors contributed to the Portfolio's outperformance. Specifically, our defense-related IT and semiconductor investments performed particularly well. Likewise, our focus on healthcare service companies also aided performance. Lastly, the Portfolio benefited from superior stock selection within the consumer cyclical sector of the market, particularly our investments in the commercial services, media, restaurants and home furnishing industries.

While somewhat moderated from earlier views, corporate earnings are anticipated to recover into 2003. Driven by increasing liquidity, a relatively high productivity level and a return of corporate confidence and investor psychology, we anticipate that capital spending will begin to rise and positively impact economic growth in 2003. As a result, the Portfolio will maintain meaningful positions within the capital goods, basic materials, technology and energy sectors. In addition, the financial sector will likely remain our highest weighted sector given our belief that valuation and growth prospects appear solid, particularly given the Federal Reserve's recent actions.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
The Portfolio's structure will continue to reflect our preference for those companies with strong balance sheets, high earnings quality and visibility and strong management teams. We will continue to emphasize the identification of companies with attractive valuations coupled with a catalyst which will drive an acceleration in earnings growth. Lastly, we believe stock selection and active management strategies will be paramount to investment success.




Yours truly,

/s/ Kathryn A. Vorisek

Kathryn A. Vorisek
Chief Investment Officer
Fiduciary Management Associates

                      DEFINITION OF THE COMPARATIVE INDICES
RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 INDEX is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------


Growth of a $10,00 Investment

--------------------------------------------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURN*
                 FOR PERIOD ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

              One Year           5 Years         10 Years
               (2.34)%            2.19%           12.25%
--------------------------------------------------------------------------------

                     FMA SMALL           RUSSELL 2000           S&P 500
                  COMPANY PORTFOLIO         INDEX                INDEX
10/31/91              $10,000              $10,000              $10,000
10/31/92               13,765               13,241               11,488
10/31/93               14,390               13,200               11,931
10/31/94               16,343               15,620               15,083
10/31/95               20,021               18,212               18,714
10/31/96               28,496               23,554               24,722
10/31/97               27,898               20,765               30,161
10/31/98               25,769               23,853               37,903
10/31/99               32,024               28,006               40,211
10/31/00               32,526               24,449               30,198
10/31/01               31,765               21,620               25,635


* If the adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.


     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE
      RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO
        THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
             THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF
        DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF
      DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES
           OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
              INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
        PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.
     THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE
     IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS
                          TO BUY INDIVIDUAL SECURITIES.

   RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.



                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK - 93.4%
--------------------------------------------------------------------------------


                                                              SHARES      VALUE
                                                             -------   -----------
ADVERTISING -- 1.0%
   Advo*..................................................    47,100   $ 1,429,014
                                                                       -----------
AEROSPACE & DEFENSE -- 1.6%
   Armor Holdings*........................................   140,900     2,157,179
                                                                       -----------
AUTOMOTIVE -- 1.2%
   BorgWarner.............................................    37,100     1,668,758
                                                                       -----------
BANKS -- 7.4%
   Community First Bankshares.............................    73,400     2,011,894
   East-West Bancorp......................................    66,000     2,277,000
   Greater Bay Bancorp....................................    88,400     1,347,216
   Local Financial*.......................................   159,400     2,276,232
   Sterling Bancshares....................................     9,200       112,884
   Texas Regional Bancshares, Cl A........................    61,665     2,031,245
                                                                       -----------
                                                                        10,056,471
                                                                       -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.4%
   Media General, Cl A....................................    37,100     2,029,370
   Saga Communications, Cl A*.............................   126,250     2,562,875
                                                                       -----------
                                                                         4,592,245
                                                                       -----------
CHEMICALS -- 3.7%
   Ferro..................................................    94,100     2,302,627
   Georgia Gulf...........................................    56,800     1,235,400
   Wellman................................................   145,550     1,470,055
                                                                       -----------
                                                                         5,008,082
                                                                       -----------
COMMUNICATIONS TECHNOLOGY -- 1.5%
   Anixter International*.................................    89,000     2,053,230
                                                                       -----------
COMPUTERS & SERVICES -- 1.7%
   Mantech International*.................................    93,100     2,304,225
                                                                       -----------
DRUGS -- 1.7%
   Medicis Pharmaceutical, Cl A*..........................    52,000     2,386,800
                                                                       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------



                                                              SHARES       VALUE
                                                             --------  -----------
ELECTRICAL EQUIPMENT & SERVICES -- 3.0%
   Littelfuse*............................................   128,400   $ 2,008,304
   Technitrol.............................................   142,700     2,087,701
                                                                       -----------
                                                                         4,096,005
                                                                       -----------
ELECTRONIC EQUIPMENT -- 6.0%
   Amphenol, Cl A*........................................    55,300     2,129,050
   DRS Technologies*......................................    66,300     2,197,182
   Scansource*............................................    30,400     1,827,040
   Zebra Technologies, Cl A*..............................    33,800     2,079,376
                                                                       -----------
                                                                         8,232,648
                                                                       -----------
ENVIRONMENTAL SERVICES -- 1.6%
   Waste Connections*.....................................    61,400     2,246,012
                                                                       -----------
FINANCIAL SERVICES -- 8.1%
   Affiliated Managers Group*.............................    46,700     2,424,664
   American Capital Strategies............................   114,600     2,253,036
   Financial Federal*.....................................    73,100     2,048,262
   Jefferies Group........................................    56,200     2,340,730
   MCG Capital............................................   108,100     1,269,094
   Westwood Holdings Group................................    48,048       658,258
                                                                       -----------
                                                                        10,994,044
                                                                       -----------
FOOD, BEVERAGE & TOBACCO -- 1.2%
   Performance Food Group*................................    43,300     1,610,327
                                                                       -----------
GAS/NATURAL GAS -- 1.2%
   Peoples Energy.........................................    45,300     1,646,655
                                                                       -----------
INSURANCE -- 1.6%
   Harleysville Group.....................................    74,300     2,119,036
                                                                       -----------
MACHINERY -- 3.3%
   Albany International, Cl A.............................   109,500     2,320,305
   Briggs & Stratton......................................    57,400     2,207,030
                                                                       -----------
                                                                         4,527,335
                                                                       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------


                                                              SHARES       VALUE
                                                             --------  -----------
MACHINERY/OIL FIELD EQUIPMENT -- 2.1%
   Seacor Smit*...........................................    39,325   $ 1,616,257
   W-H Energy Services*...................................    77,700     1,291,374
                                                                       -----------
                                                                         2,907,631
                                                                       -----------
MANUFACTURING -- 4.3%
   ESCO Technologies*.....................................    60,600     2,205,840
   IDEX...................................................    67,000     2,012,680
   Pentair................................................    51,200     1,691,648
                                                                       -----------
                                                                         5,910,168
                                                                       -----------
MEDICAL PRODUCTS & SERVICES -- 5.5%
   Covance*...............................................   108,700     2,421,836
   Mid Atlantic Medical Services*.........................    45,200     1,645,280
   Province Healthcare*...................................   113,250     1,477,912
   Steris*................................................    71,650     1,900,875
                                                                       -----------
                                                                         7,445,903
                                                                       -----------
OFFSHORE DRILLING -- 2.2%
   Atwood Oceanics*.......................................    44,300     1,320,140
   Pride International*...................................   118,500     1,644,780
                                                                       -----------
                                                                         2,964,920
                                                                       -----------
PACKAGING -- 1.4%
   Aptargroup.............................................    67,000     1,871,310
                                                                       -----------
PAPER & PAPER PRODUCTS -- 1.6%
   Boise Cascade..........................................    89,300     2,124,447
                                                                       -----------
PRINTING & PUBLISHING -- 1.3%
   Meredith...............................................    39,600     1,803,780
                                                                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 4.7%
   CBL & Associates Properties............................    56,300     2,080,848
   Glenborough Realty Trust...............................   109,800     2,003,850
   SL Green Realty........................................    79,200     2,311,056
                                                                       -----------
                                                                         6,395,754
                                                                       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED



                                                              SHARES      VALUE
                                                             --------  -----------
RESTAURANTS -- 1.6%
   O'Charleys*............................................   112,500   $ 2,216,250
                                                                       -----------
RETAIL -- 6.0%
   Duane Reade*...........................................    95,100     1,829,724
   Haverty Furniture......................................   127,200     1,633,248
   O'Reilly Automotive*...................................    96,600     2,634,282
   Regis..................................................    70,000     2,045,400
                                                                       -----------
                                                                         8,142,654
                                                                       -----------
SAVINGS & LOAN -- 3.7%
   American Financial Holdings............................    45,900     1,380,672
   BankAtlantic Bancorp...................................   246,400     2,296,448
   Connecticut Bancshares.................................    35,600     1,376,652
                                                                       -----------
                                                                         5,053,772
                                                                       -----------
SEMICONDUCTORS/INSTRUMENTS -- 2.9%
   Integrated Circuit Systems*............................    98,500     2,013,340
   Power Integrations*....................................   108,800     1,919,232
                                                                       -----------
                                                                         3,932,572
                                                                       -----------
STEEL & STEEL WORKS -- 1.1%
   Shaw Group*............................................    97,300     1,455,608
                                                                       -----------
TRUCKING -- 2.7%
   Forward Air*...........................................    88,900     1,540,637
   Roadway Express........................................    52,100     2,087,647
                                                                       -----------
                                                                         3,628,284
                                                                       -----------
UTILITIES -- 1.6%
   Unisource Energy.......................................   134,750     2,231,460
                                                                       -----------
WHOLESALERS -- 1.5%
   United Stationers*.....................................    69,050     2,052,857
                                                                       -----------
   TOTAL COMMON STOCK
      (Cost $134,888,615) ................................             127,265,436
                                                                       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 6.2%
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT         VALUE
                                                         -----------  ------------
   Morgan Stanley 1.80% dated 10/31/02, due 11/01/02,
      to be repurchased at $8,460,505 collateralized by
      FNMA 0%, 01/08/03 valued at $8,630,032
      (Cost $8,460,082)                                    $8,460,082  $ 8,460,082
                                                                       -----------
   Total Investments -- 99.6%
      (Cost $143,348,697) ................................             135,725,518
                                                                       -----------
   OTHER ASSETS AND LIABILITIES -- 0.4%
      Investment Advisory Fees Payable ...................                 (82,090)
      Administrative Fees Payable ........................                 (13,394)
      Other Asset and Liabilities ........................                 695,925
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ...............                 600,441
                                                                       -----------

----------------------------------------------------------------------------------
 NET ASSETS:
----------------------------------------------------------------------------------
   Paid in Capital .......................................             148,474,714
   Undistributed Net Investment Income ...................                  77,143
   Accumulated Net Realized Loss .........................              (4,602,719)
   Net Unrealized Depreciation ...........................              (7,623,179)
                                                                       ------------
   TOTAL NET ASSETS -- 100.0% .............................            $136,325,959
                                                                       ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) ..........                8,424,326
   NET ASSET VALUE, Offering and Redemption Price
      Per Share ..........................................                   $16.18
                                                                             ======
* NON-INCOME PRODUCING SECURITY
FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION
CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



THE ADVISORS' INNER CIRCLE FUND                               FMA SMALL COMPANY
                                                              PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2002
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends..........................................................   $ 2,197,721
Interest...........................................................       190,483
                                                                      -----------
   TOTAL INCOME....................................................     2,388,204
                                                                      -----------
EXPENSES
Investment Advisory Fees...........................................     1,243,425
Shareholder Servicing Fees.........................................       232,081
Administrative Fees................................................       181,774
Printing Fees......................................................        50,500
Call Center Fees...................................................        27,180
Registration and Filing Fees.......................................        27,808
Transfer Agent Fees................................................        41,263
Custodian Fees.....................................................        16,899
Audit Fees.........................................................        15,301
Legal Fees ........................................................        18,558
Trustees' Fees.....................................................         7,449
Other Expenses.....................................................        16,176
                                                                      -----------
   NET EXPENSES BEFORE EXPENSE OFFSET .............................     1,878,414
Expense Offset-- Note A............................................          (269)
                                                                      -----------
   NET EXPENSES AFTER EXPENSE OFFSET ..............................     1,878,145
                                                                      -----------
NET INVESTMENT INCOME..............................................       510,059
                                                                      -----------
NET REALIZED LOSS ON INVESTMENTS...................................    (1,764,713)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS..................................................    (5,175,041)
                                                                      -----------
NET LOSS ON INVESTMENTS............................................    (6,939,754)
                                                                      -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $(6,429,695)
                                                                      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED   YEAR ENDED
                                                            OCTOBER 31,  OCTOBER 31,
                                                               2002         2001
                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income..............................   $   510,059  $   612,605
   Net Realized Gain (Loss) ..........................    (1,764,713)   7,584,419
   Net Change in Unrealized Appreciation (Depreciation)   (5,175,041)  (9,280,445)
                                                         ------------ -----------
   NET DECREASE IN NET ASSETS
     RESULTING FROM OPERATIONS........................    (6,429,695)  (1,083,421)
                                                         ------------ -----------
DISTRIBUTIONS:
    Net Investment Income.............................      (432,916)    (783,928)
    Return of Capital.................................           --       (75,230)
                                                         ------------ -----------
   TOTAL DISTRIBUTIONS................................      (432,916)    (859,158)
                                                         ------------ -----------
CAPITAL SHARE TRANSACTIONS:
   Issued.............................................   180,138,763   88,192,060
   In Lieu of Cash Distributions......................       418,382      826,123
   Redeemed...........................................  (178,162,535) (62,166,694)
                                                        ------------  -----------
   Net Increase from Capital Share Transactions.......     2,394,610   26,851,489
                                                        ------------  -----------
     TOTAL INCREASE (DECREASE)........................    (4,468,001)  24,908,910
NET ASSETS:
   Beginning of Period................................   140,793,960  115,885,050
                                                        ------------  -----------
   End of Period (including undistributed net
    investment income of $77,143 and
    $0, respectively).................................  $136,325,959 $140,793,960
                                                        ============ ============
SHARES ISSUED AND REDEEMED:
   Issued.............................................     9,790,940    4,938,046
   In Lieu of Cash Distributions......................        22,280       48,031
   Redeemed...........................................    (9,867,018)  (3,549,958)
                                                        ------------ ------------
   Net Increase (Decrease) from Shares Issued and
    Redeemed..........................................       (53,798)   1,436,119
                                                        ============ ============
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          YEARS ENDED OCTOBER 31,
                           -----------------------------------------------------
                            2002        2001      2000         1999        1998
                           ---------   ------   --------     --------    --------
Net Asset Value,
   Beginning of Period.     $ 16.61    $ 16.46  $ 13.35      $ 14.52     $ 16.60
                            -------    -------  -------      -------     -------
Income from Investment
   Operations:
   Net Investment Income       0.06       0.08     0.12         0.08        0.07
   Net Realized and
   Unrealized Gain (Loss)     (0.44)      0.18++   3.10        (1.17)      (0.31)
                            -------    -------  -------      -------     -------
   Total from Investment
     Operations........       (0.38)      0.26     3.22        (1.09)      (0.24)
                            -------    -------  -------      -------     -------
Distributions:
   Net Investment
     Income............       (0.05)     (0.10)   (0.11)      (0.08)       (0.07)
   Net Realized Gain...          --         --       --          --        (1.77)
   Return of Capital...          --      (0.01)      --          --           --
                            -------    -------  -------      -------     -------
   Total Distributions.       (0.05)     (0.11)   (0.11)      (0.08)      (1.84)
                            -------    -------  -------      -------     -------
Net Asset Value, End of
   Period..............     $ 16.18    $ 16.61  $ 16.46      $ 13.35     $ 14.52
                            =======    =======  =======      =======     =======
TOTAL RETURN+..........       (2.34)%     1.57%   24.27%       (7.63)%     (2.10)%
                            =======    =======  =======      =======     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands).........    $136,326   $140,794 $115,885     $135,040    $213,491
Ratio of Expenses to
   Average Net Assets..        1.13%      1.14%    1.02%*       1.03%*      1.03%*
Ratio of Net Investment
   Income to Average
   Net Assets..........        0.31%      0.42%    0.75%        0.52%       0.62%
Portfolio Turnover Rate          99%        99%     108%         121%         39%

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
    PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO'S SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
 ++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001 FOR A SHARE OUTSTANDING
    THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
  * THE EXPENSE RATIOS FOR THESE PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS. HAD THESE FEES NOT BEEN WAIVED AND/OR REIMBURSED, THE RATIOS WOULD HAVE BEEN 1.19%, 1.20% AND 1.11% FOR THE YEARS ENDED 2000, 1999, AND 1998, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

     On June 7, 2002, the shareholders of the UAM FMA Small Company Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc. (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund FMA Small Company Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

     A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time) or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

         Money Market Securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

         2. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         3. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from the REITs.

         4. OTHER: Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of Portfolios and/or relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits. The Portfolio's Custodian Agreement with JP Morgan Chase & Co. was terminated on June 24, 2002 due to the Reorganization. Consequently, the expense offset arrangement for custodian balance credits was terminated.

         5. IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B.  INVESTMENT  ADVISORY  SERVICES: Under   the   terms  of  an  investment
advisory agreement, Fiduciary Management Associates, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.20% of average daily net assets.

     C. ADMINISTRATIVE SERVICES: The Trust and SEI Investment Global Funds Services, (formerly SEI Investments Mutual Funds Services, the "Administrator" or "SEI") a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

     Prior to June 24, 2002 the UAM Funds and SEI were parties to an Administration Agreement dated April 1, 2001, under which the Administrator provided the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.073% of the average daily net assets of the Portfolio and an annual base fee of no more than $54,500. Effective June 24, 2002, due to the Reorganization this agreement was terminated.

     D. DISTRIBUTION SERVICES: The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement. Prior to June 24, 2002, the UAM Funds and Funds Distributor, Inc., were parties to a Distribution Agreement dated April 1, 2001. The Distributor received no fees for its distribution services under this agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     E. SHAREHOLDER SERVICING FEES: Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Effective June 24, 2002, due to the Reorganization, these agreements were terminated and new agreements were executed with the Portfolio.

     F. TRANSFER   AGENT:  DST Systems,  Inc., (the "Transfer  Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

     G. PURCHASES AND SALES: For the year ended October 31, 2002, the Portfolio made purchases of $152,649,540 and sales of $150,557,418 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
     H. FEDERAL TAX INFORMATION: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

     Permanent book-tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. As of October 31, 2002 the Portfolio did not have such book-tax differences.

     The tax character of dividends and distributions paid during the last two years were as follows:

                     ORDINARY          RETURN OF
                      INCOME            CAPITAL            TOTAL
                 ----------------  ----------------  ----------------
         2002       $432,916            $   --           $432,916
         2001        783,928             75,230           859,158

     As of October 31, 2002, the components of Accumulated Losses were as follows:

     Undistributed Ordinary Income                $     77,143
     Capital Loss Carryforwards                     (4,558,503)
     Net Unrealized Depreciation                    (7,667,395)
                                                   ------------
     Total Accumulated Losses                     $(12,148,755)
                                                  ============

     For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2002 the Portfolio had capital loss carryforwards of $1,953,830 and $2,604,673 expiring in 2010 and 2007, respectively.

     For Federal income tax purposes, the cost of securities owned at October 31, 2002, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2002, were as follows:

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------


                                                             NET UNREALIZED
          FEDERAL           APPRECIATED      DEPRECIATED      APPRECIATION
         TAX COST           SECURITIES       SECURITIES      (DEPRECIATION)
      ---------------     ---------------  ---------------   ---------------
       $143,392,913        $   9,925,376    $(17,592,771)     $ (7,667,395)


     I. LINE OF CREDIT: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enabled them to participate in a $100 million unsecured line of credit with several banks. During the period November 1, 2001 through June 23, 2002 the Portfolio had no borrowings under the agreement. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     J. OTHER: At October 31, 2002, 62% of total shares outstanding were held by two shareholders of Institutional Class Shares, each owning 10% or greater of the aggregate total shares outstanding.

     K. TRANSACTIONS WITH AFFILIATES: Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC") whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds paid PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account annually. Effective June 24, 2002, due to the Reorganization, this agreement was terminated.

     Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     Effective June 24, 2002, the Portfolio has entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. For its services, the Distributor received $1,283 for the period ended October 31, 2002.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
FMA Small Company Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMA Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPER LLP

Philadelphia, Pennsylvania
December 13, 2002

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested per-



                                                                   TERM OF
                                   POSITION(S)                    OFFICE AND
    NAME, ADDRESS,                  HELD WITH                     LENGTH OF
         AGE(1)                     THE TRUST                    TIME SERVED(2)
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                        Trustee                    (Since 1993)
75 yrs. old

--------------------------------------------------------------------------------

ROBERT A. PATTERSON                   Trustee                    (Since 1993)
75 yrs. old

--------------------------------------------------------------------------------

EUGENE B. PETERS                      Trustee                    (Since 1993)
73 yrs. old

--------------------------------------------------------------------------------

JAMES M. STOREY                       Trustee                    (Since 1994)
71 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------

sons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.


                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                            INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                     OVERSEEN BY BOARD                 OTHER DIRECTORSHIPS
  DURING PAST 5 YEARS                            MEMBER                      HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------------

Vice Chairman of Ameritrust Texas N.A.,            40                      Trustee of The Arbor Funds,
1989-1992, and MTrust Corp., 1985-1989.                                    The MDL Funds, and The
                                                                           Expedition Funds.
-----------------------------------------------------------------------------------------------------------------

Pennsylvania State University, Senior Vice         40                      Member and Treasurer, Board of
President, Treasurer (Emeritus); Financial                                 Trustees of Grove City College.
and Investment Consultant, Professor of                                    Trustee of The Arbor Funds,
Transportation since 1984; Vice President-                                 The MDL Funds, and The
Investments, Treasurer, Senior Vice President                              Expedition Funds.
(Emeritus), 1982-1984. Director,
Pennsylvania Research Corp.

-----------------------------------------------------------------------------------------------------------------

Private investor from 1987 to present. Vice        40                      Trustee of The Arbor Funds,
President and Chief Financial officer, Western                             The MDL Funds, and The
Company of North America (petroleum ser-                                   Expedition Funds.
vice company), 1980-1986. President of Gene
Peters and Associates (import company),
1978-1980. President and Chief Executive
Officer of Jos. Schlitz Brewing Company
before 1978.

-----------------------------------------------------------------------------------------------------------------
Partner, Dechert Price & Rhoads, September         40                      Trustee of The Arbor Funds,
1987-December 1993.                                                        The MDL Funds, The Expedition
                                                                           Funds, SEI Asset Allocation Trust,
                                                                           SEI Daily Income Trust, SEI Index
                                                                           Funds, SEI Institutional International
                                                                           Trust, SEI Institutional Investments
                                                                           Trust, SEI Institutional Managed
                                                                           Trust, SEI Insurance Products Trust,
                                                                           SEI Liquid Asset Trust and SEI Tax
                                                                           Exempt Trust.

-----------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                    TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                    TIME SERVED(2)
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
60 yrs. old

--------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                     Chairman                    (Since 1991)
56 yrs. old                        of the Board
                                    of Trustees



--------------------------------------------------------------------------------

WILLIAM M. DORAN                      Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
62 yrs. olds





--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------

                                                   NUMBER OF
                                                  PORTFOLIOS
                                               IN THE ADVISORS'
                                               INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                        OVERSEEN BY BOARD                OTHER DIRECTORSHIPS
  DURING PAST 5 YEARS                               MEMBER                     HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------




Chief Executive Officer, Newfound                     40                  Trustee, Navigator Securities Lending
Consultants Inc. since April 1997. General                                Trust, since 1995. Trustee of The
Partner, Teton Partners, L.P., June 1991-                                 Fulcrum Trust. Trustee of The Arbor
December 1996; Chief Financial Officer,                                   Funds, The MDL Funds, The
Nobel Partners, L.P., March 1991-December                                 Expedition Funds, SEI Asset
1996; Treasurer and Clerk, Peak Asset                                     Allocation Trust, SEI Daily Income
Management, Inc., since 1991.                                             Trust, SEI Index Funds, SEI
                                                                          Institutional International Trust, SEI
                                                                          Institutional Investments Trust, SEI
                                                                          Institutional Managed Trust, SEI
                                                                          Insurance Products Trust, SEI Liquid
                                                                          Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------






Currently performs various services on behalf         40                  Trustee of The Arbor Funds, Bishop
of SEI Investments for which Mr. Nesher is                                Street Funds, The Expedition Funds,
compensated. Executive Vice President of SEI                              The MDL Funds, SEI Asset Allocation
Investments, 1986-1994. Director and                                      Trust, SEI Daily Income Trust, SEI
Executive Vice President of the Administrator                             Index Funds, SEI Institutional,
and the Distributor, 1981-1994.                                           International Trust, SEI Institutional
                                                                          Investments Trust, SEI Institutional
                                                                          Managed Trust, SEI Insurance
                                                                          Products Trust, SEI Liquid Asset
                                                                          Trust and SEI Tax Exempt Trust.

------------------------------------------------------------------------------------------------------------------------------------


Partner, Morgan, Lewis & Bockius LLP                  40                  Trustee of The Arbor Funds, The
(law firm), counsel to the Trust, SEI Investments,                        MDL Funds, The Expedition Funds,
the Administrator and the Distributor. Director                           SEI Asset Allocation Trust, SEI Daily
of SEI Investments since 1974; Secretary of                               Income Trust, SEI Index Funds, SEI
SEI Investments since 1978.                                               Institutional International Trust, SEI
                                                                          Institutional Investments Trust, SEI
                                                                          Institutional Managed Trust, SEI
                                                                          Insurance Products Trust, SEI Liquid
                                                                          Asset Trust and SEI Tax Exempt Trust.

------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                    TERM OF
                                    POSITION(S)                    OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE(1)                      THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------

OFFICERS
--------

JAMES R. FOGGO                       President                   (Since 2000)
38 yrs. old

--------------------------------------------------------------------------------

JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
33 yrs. old                      Financial Officer

--------------------------------------------------------------------------------

SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)
40 yrs. old

--------------------------------------------------------------------------------

TODD B. CIPPERMAN     Vice President and Assistant Secretary     (Since 1995)
--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------

                                         NUMBER OF
                                        PORTFOLIOS
                                     IN THE ADVISORS'
                                     INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                 OVERSEEN BY          OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                       OFFICER              HELD BY OFFICER
--------------------------------------------------------------------------------

Vice President and Assistant Secretary      N/A                      N/A
of SEI Investments since 1998; Vice
President and Assistant Secretary of
SEI Investments Global Funds Services
and SEI Investments Distribution Co.
since 1999; Associate, Paul, Weiss,
Rifkind, Wharton & Garrison (law firm),
1998; Associate, Baker & McKenzie
(law firm), from 1995-1998.

--------------------------------------------------------------------------------

Director, SEI Funds Accounting since         N/A                     N/A
November 1999; Audit Manager, Ernst
& Young LLP from 1991-1999.
--------------------------------------------------------------------------------
Vice President and Assistant Secretary of    N/A                     N/A
SEI Investments Global Funds Services and
SEI Investments Distribution Co. since
January 2001; Shareholder/Partner,
Buchanan Ingersoll Professional Corporation from 1992-2000.

--------------------------------------------------------------------------------
Senior Vice President and General Counsel    N/A                     N/A
of SEI Investments; Senior Vice President,
General Counsel and Secretary of SEI
Investments Global Funds Services and
SEI Investments Distribution Co. since 2000;
Vice President and Assistant Secretary of SEI
Investments, SEI Global Funds Services and
SEI Investments Distribution Co. from
1999-2000; Associate, Dewey Ballantine
(law firm) from 1994-1995.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO
--------------------------------------------------------------------------------

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                    TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE(1)                      THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------

OFFICERS (CONTINUED)
--------------------

LYDIA A. GAVALIS                Vice President and               (Since 1998)
38 yrs. old                     Assistant Secretary

--------------------------------------------------------------------------------

TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
34 yrs. old                   and Assistant Secretary

--------------------------------------------------------------------------------

WILLIAM E. ZITELLI           Assistant Vice President
34 yrs. old                       and Secretary

--------------------------------------------------------------------------------

CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
42 yrs. old                     Assistant Secretary

--------------------------------------------------------------------------------

JOHN C. MUNCH                   Vice President and               (Since 2001)
31 yrs. old                     Assistant Secretary
--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                          PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                   OVERSEEN BY        OTHER DIRECTORSHIPS
  DURING PAST 5 YEARS                       OFFICER             HELD BY OFFICER
--------------------------------------------------------------------------------

Vice President and Assistant Secretary          N/A                  N/A
of SEI Investments, SEI Investments
Global Funds Services and SEI Investments
Distribution Co. since 1998; Assistant
General Counsel and Director of Arbitration,
Philadelphia Stock Exchange from 1989-1998.

--------------------------------------------------------------------------------

Vice President and Assistant Secretary of SEI    N/A                 N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 1999;
Associate, Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn (law firm) from 1994-1997.

--------------------------------------------------------------------------------

Vice President and Assistant Secretary of        N/A                 N/A
SEI Investments Global Funds Services and
SEI Investments Distribution Co. since 2000;
Vice President, Merrill Lynch & Co.
Asset Management Group from 1998 - 2000;
Associate at Pepper Hamilton LLP from 1997-1998.

--------------------------------------------------------------------------------

Vice President and Assistant Secretary of SEI    N/A                 N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 1999;
Associate at White and Williams LLP
from 1991-1999.

--------------------------------------------------------------------------------

Vice President and Assistant Secretary of SEI    N/A                 N/A
Investments Global Funds Services and SEI
Investments Distribution Co. since 2001;
Associate at Howard Rice Nemorvoski
Canady Falk & Rabkin from 1998-2001;
Associate at Seward & Kissel from 1996-1998.
--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------
A special meeting of the shareholders of the UAM FMA Small Company Portfolio (the "UAM Portfolio") was held on June 7, 2002 to vote on the following matter:

PROPOSAL

To approve (i) the transfer of all of the assets and all of the liabilities of the UAM Portfolio to a corresponding series of The Advisors' Inner Circle Fund (the "AIC Trust") in exchange for certain shares of such series of the AIC Trust (each an "AIC Portfolio") as set forth in an Agreement and Plan of Reorganization and Liquidation dated February 20, 2002 between UAM Funds, Inc. and AIC Trust; (ii) the distribution of shares of each AIC Portfolio so received to the shareholders of the corresponding UAM Portfolio; (iii) the transfer of all of the assets and all of the liabilities of the UAM Funds, Inc. to the AICTrust; and (iv) the subsequent dissolution of UAM Funds, Inc. under Maryland law.

For       4,828,956        97.71% of Shares Voted      50.88% of Total Shares
Against      60,375         1.22% of Shares Voted       0.63% of Total Shares
Abstain      53,041         1.07% of Shares Voted       0.55% of Total Shares

THE ADVISORS' INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Portfolio is designating the following items with regard to distributions paid during the year.


           LONG TERM              QUALIFIED
          (20% RATE)               5 YEAR                ORDINARY
         CAPITAL GAIN               GAIN                  INCOME                 TAX-EXEMPT             TOTAL           QUALIFYING
         DISTRIBUTIONS          DISTRIBUTIONS          DISTRIBUTIONS              INTEREST          DISTRIBUTIONS      DIVIDENDS (1)
         -------------          -------------          -------------            ------------        -------------      -------------
FMA Small
Company
Portfolio    0.00%                  0.00%                  100%                     0.00%              100.00%            100.0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

                                      NOTES

                                      NOTES

                          FMA SMALL COMPANY PORTFOLIO:
                                 P.O. Box 219009
                              Kansas City, MO 64121
                            (toll free) 866-FMA-8333

                                    ADVISER:
                      Fiduciary Management Associates, Inc.
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








         This information must be preceded or accompanied by a current prospectus for the Portfolio described.





FMA-AR-001-0200